Condensed Balance Sheets - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Assets:
Cash		$ 353,348	$ 8,800
Prepaid expenses		636,426
Total current assets		989,774	8,800
Deferred offering cost			82,900
Investments held in Trust Account		201,257,113
Total Assets		202,246,887	91,700
Current liabilities:
Accounts payable		142,074	1,032
Accrued expenses		1,453,000	16,700
Franchise tax payable		98,680
Note payable			50,000
Total current liabilities		1,693,754	67,732
Deferred underwriting commissions		7,043,750
Total liabilities		8,737,504	67,732
Commitments and Contingencies
Class A common stock, $0.0001 par value; 18,850,938 and 0 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively.		188,509,380
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 1,876,562 and 0 shares issued and outstanding (excluding 18,850,938 and 0 shares subject to possible redemption) as of June 30, 2021 and December 31, 2020, respectively		188
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 2,875,000 shares issued and outstanding	[1]		288
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 5,031,250 shares issued and outstanding as of June 30, 2021 and December 31, 2020		503	503
Additional paid-in capital		7,334,449	24,497
Accumulated deficit		(2,335,137)	(1,032)
Total stockholders’ equity		5,000,003	23,968
Total Liabilities and Stockholders’ Equity		$ 202,246,887	$ 91,700

[1]	This number includes up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.